Exchange rates (Tables)	6 Months Ended
Sep. 30, 2022
Foreign exchange rates [abstract]
Schedule of average and closing foreign exchange rates	The US dollar to pound sterling exchange rates used were:

30 September	2022	2021	Year ended 31 March 2022
Closing rate applied at period end	1.12	1.35	1.31
Average rate applied for the period	1.21	1.39	1.35